NET LOSS PER ORDINARY SHARE - Basic and diluted net loss per share computation (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to ordinary shareholders	$ (50,763,942)	¥ (349,027,476)	¥ (184,662,871)	¥ (232,720,922)
Numerator for basic and diluted net loss per share calculation	$ (50,763,942)	¥ (349,027,476)	¥ (184,662,871)	¥ (232,720,922)
Denominator:
Weighted average number of shares outstanding used in computing net loss per share	65,834,876	65,834,876	26,295,181	10,414,325
Net loss per share attributable to ordinary shareholders
Basic and diluted | (per share)	$ (0.77)	¥ (5.30)	¥ (7.02)	¥ (22.35)